Share Capital - Additional Information (Detail) - USD ($)						3 Months Ended				12 Months Ended
	Apr. 18, 2019	Feb. 20, 2019	Jan. 17, 2019	Dec. 14, 2018	Feb. 20, 2018	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018		Dec. 31, 2017	[1]
Disclosure of classes of share capital [line items]
Number of shares repurchased for cancellation										36,332,197
Average cost shares repurchased for cancellation										$ 50.97
Dividend declared per share						$ 0.43	$ 0.40	$ 0.40	$ 0.40	$ 1,273,000,000	[1]	$ 335,000,000
Dividend declared per share	$ 0.43
Dividend declared [member]
Disclosure of classes of share capital [line items]
Declared dividends paid subsequent to year end.			$ 0.43
Share repurchase program [member]
Disclosure of classes of share capital [line items]
Maximum percentage of outstanding common shares to be repurchased				8.00%	5.00%
Period of share repurchase program					1 year
Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Maximum percentage of outstanding common shares to be repurchased		5.00%
Number of shares repurchased for cancellation		5,933,135
Payment for common shares repurchased for cancellation		$ 297,000,000
Average cost shares repurchased for cancellation		$ 50.10

[1]	All equity transactions were attributable to common shareholders.